DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

The Company does not enter into derivative arrangements for trading or speculative purposes. However, some of the Company’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements.

The Company uses derivative financial instruments to protect the Company from the risk that the future U.S. dollar-denominated cash flows related to the purchases of its servers and network equipment will be adversely affected by changes in the exchange rates.

The Company recognizes such derivative instruments as either assets or liabilities on the consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the consolidated balance sheets through accumulated other comprehensive income.

The Company entered into derivative arrangements for the total amount of nil and RUB 6,255 ($84.2) for the years ended December 31, 2020 and 2021, respectively. No derivatives were recognized as of December 31, 2020 and 2021.

The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2019, 2020 and 2021 amounted to losses of RUB 98, RUB 1,590 and nil, respectively and presented within the other income/(loss), net line in the Company's consolidated statements of operations.